Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 0	$ 303
Inventories, Lubricants	9,971	9,044
Inventories, Spare parts	1,594	1,658
Total	$ 11,565	$ 11,005